Net Loss Per Share - Additional Information (Details) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average number of shares outstanding, diluted			16	8
Anti-dilutive securities	43	45